Discontinued Operation - Schedule of Discontinued Operations from Cash flows (Details) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Jul. 21, 2025	Oct. 26, 2024	Dec. 31, 2024	Dec. 31, 2023
Interior Design And Construction [Member]
Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities		$ (3,640)		$ 2,479
Net cash provided by/(used in) investing activities		(169)		(154)
Net cash used in financing activities		$ 7,298		(7,541)
Marketing and branding services [Member]
Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities	$ (10,128)		$ 29,018	20,699
Net cash provided by/(used in) investing activities			(641)	7,720
Net cash used in financing activities			$ (98)	$ (790)